Supplemental Cash Flow information - Summary of Payments Made During Period and Transactions Not Affecting Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payments made during the period:
Interest	$ 184.2	$ 200.6	$ 186.4
Income tax and social contribution	42.3	23.3	28.6
Non-cash financing and investing transactions
Impairment of assets		(55.2)	(58.4)
Government grants			(4.3)
Inventory [member]
Non-cash financing and investing transactions
Non-cash additions of property plant and equipment		(29.5)	(21.6)
Write off on Property, plant and equipment by transfer to pool parts inventory	(21.6)
Property, plant and equipment, transfer for providing for the sale of inventory	$ (38.5)	$ (112.7)	$ (100.8)